INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2022
Changes in investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the changes in the Company's investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2022	2021
Carrying value, beginning of period	$—	$—
Acquisition from business combination	541	—
Additions from expenditure capitalization	2	—
Disposals	(5)	—
Depreciation	(1)	—
Foreign currency translation and other	8	—
Carrying value, end of period	$545	$—